Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Supplement dated December 16, 2024
to the Prospectus and Summary Prospectus, each as supplemented (as applicable), of the following fund (the Fund):
Fund	Prospectus and Summary Prospectus Dated
Columbia Funds Variable Series Trust II
Variable Portfolio - Partners Small Cap Growth Fund	5/1/2024
Effective December 16, 2024 (the Effective Date), Scout Investments, Inc. (Scout) no longer serves as a subadviser to the Fund. Accordingly, as of the Effective Date, the changes described in this Supplement are hereby made to the Fund’s Prospectus and Summary Prospectus.
The first two paragraphs under the heading “Principal Investment Strategies” in the “Summary of the Fund” section of the Fund's Prospectus and Summary Prospectus is hereby revised as follows:
Under normal circumstances, at least 80% of the Fund’s net assets (including the amount of any borrowings for investment purposes) are invested in the equity securities of small-capitalization companies. Small-capitalization companies are defined as those companies with a market capitalization, at the time of purchase, of up to $2.5 billion, or that fall within the range of the Russell 2000® Growth Index (the Index). The market capitalization range of the companies included within the Index was $12.5 million to $17.3 billion as of November 30, 2024. The market capitalization range and composition of companies in the Index are subject to change. The Fund may at times emphasize one or more sectors in selecting its investments, including the health care, industrials and information technology sectors.
Columbia Management Investment Advisers, LLC (Columbia Management or the Investment Manager), the Fund’s investment manager, pursues the Fund’s investment objective by allocating a portion of the Fund’s assets, or sleeve, to a subadviser that employs an active investment strategy, and by directly managing a sleeve that seeks to track the Index. Columbia Management intend, in the future, to hire one or more additional subadvisers for the Fund.
The rest of the section remains the same.
The information under the heading “Principal Risks” in the “Summary of the Fund” section of the Fund's Prospectus and Summary Prospectus is hereby revised to add the following:
Active Management Risk. Due to the Subadviser’s active management, the Fund could underperform its benchmark index and/or  other funds with similar investment objectives and/or strategies.
Frequent Trading Risk. The portfolio managers may actively and/or frequently trade investments in the Fund's portfolio to carry out its investment strategies, including in connection with an addition to, or change in, the Fund’s subadvisers. Frequent trading can mean higher brokerage and other transaction costs, which could reduce the Fund's return and/or accelerate the realization of taxable capital gains. The trading costs associated with portfolio turnover may adversely affect the Fund’s performance.
Passive Investment Risk. The Investment Manager's sleeve of the Fund is not actively managed and may be affected by a general decline in the value of the Index. The Investment Manager's sleeve is comprised of securities or instruments included in, or believed by the portfolio managers to be representative of, the Index regardless of their investment merits. The Investment Manager does not seek temporary defensive positions in its sleeve when markets decline or appear overvalued.
The rest of the section remains the same.

S000028697 [Member]
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Supplement dated December 16, 2024
to the Prospectus and Summary Prospectus, each as supplemented (as applicable), of the following fund (the Fund):
Fund	Prospectus and Summary Prospectus Dated
Columbia Funds Variable Series Trust II
Variable Portfolio - Partners Small Cap Growth Fund	5/1/2024
Effective December 16, 2024 (the Effective Date), Scout Investments, Inc. (Scout) no longer serves as a subadviser to the Fund. Accordingly, as of the Effective Date, the changes described in this Supplement are hereby made to the Fund’s Prospectus and Summary Prospectus.
The first two paragraphs under the heading “Principal Investment Strategies” in the “Summary of the Fund” section of the Fund's Prospectus and Summary Prospectus is hereby revised as follows:
Under normal circumstances, at least 80% of the Fund’s net assets (including the amount of any borrowings for investment purposes) are invested in the equity securities of small-capitalization companies. Small-capitalization companies are defined as those companies with a market capitalization, at the time of purchase, of up to $2.5 billion, or that fall within the range of the Russell 2000® Growth Index (the Index). The market capitalization range of the companies included within the Index was $12.5 million to $17.3 billion as of November 30, 2024. The market capitalization range and composition of companies in the Index are subject to change. The Fund may at times emphasize one or more sectors in selecting its investments, including the health care, industrials and information technology sectors.
Columbia Management Investment Advisers, LLC (Columbia Management or the Investment Manager), the Fund’s investment manager, pursues the Fund’s investment objective by allocating a portion of the Fund’s assets, or sleeve, to a subadviser that employs an active investment strategy, and by directly managing a sleeve that seeks to track the Index. Columbia Management intend, in the future, to hire one or more additional subadvisers for the Fund.
The rest of the section remains the same.
The information under the heading “Principal Risks” in the “Summary of the Fund” section of the Fund's Prospectus and Summary Prospectus is hereby revised to add the following:
Active Management Risk. Due to the Subadviser’s active management, the Fund could underperform its benchmark index and/or  other funds with similar investment objectives and/or strategies.
Frequent Trading Risk. The portfolio managers may actively and/or frequently trade investments in the Fund's portfolio to carry out its investment strategies, including in connection with an addition to, or change in, the Fund’s subadvisers. Frequent trading can mean higher brokerage and other transaction costs, which could reduce the Fund's return and/or accelerate the realization of taxable capital gains. The trading costs associated with portfolio turnover may adversely affect the Fund’s performance.
Passive Investment Risk. The Investment Manager's sleeve of the Fund is not actively managed and may be affected by a general decline in the value of the Index. The Investment Manager's sleeve is comprised of securities or instruments included in, or believed by the portfolio managers to be representative of, the Index regardless of their investment merits. The Investment Manager does not seek temporary defensive positions in its sleeve when markets decline or appear overvalued.
The rest of the section remains the same.